PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment

	As of September 30,
	2011	2012
	US$	US$
Buildings	5,077	5,892
Electronic and office equipment	6,020	7,604
Leasehold improvement and building improvement	1,293	1,434
Motor vehicles	917	1,106

Total	13,307	16,036
Less: Accumulated depreciation	(4,721)	(6,360)

	8,586	9,676